Other payables and accruals (Tables)	12 Months Ended
Mar. 31, 2026
Other Payables And Accruals
Schedule of other payables and accruals
	2026	2025
	USD	USD

Other payables	1,713,134	816,176
Accruals	1,742,039	48,734
Deposit received	-	13,511

	3,455,153	878,421